RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)				1 Months Ended	2 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 13, 2020	Feb. 12, 2020	Dec. 06, 2019	Jul. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Oct. 09, 2020
Stock issued during period, value, new issues						$ 25,000
Weighted average number of shares, common stock subject to repurchase or cancellation					2,500,000				2,500,000
Outstanding amount of promissory note - related party					$ 125,000	$ 125,000	$ 0	$ 0	$ 125,000
Share price					$ 18.00	$ 18.00	$ 18.00	$ 18.00	$ 18.00
Notes payable, related parties							$ 334,600	$ 334,600
Management fee expense	$ 50,000				$ 50,000
Debt conversion, original debt, amount					$ 1,500,000			$ 1,500,000
Conversion price					$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Initial public offering cost		$ 600,000	$ 300,000
Over-allotment option
Stock issued during period, shares, new issues					110,000,000			10,000,000
Related Party Loan
Related party transaction, selling, general and administrative expenses from transactions with related party							$ 150,000	$ 379,310
Sponsor
Weighted average number of shares, common stock subject to repurchase or cancellation					2,500,000			2,500,000
Equity method investment, ownership percentage					20.00%	20.00%	20.00%	20.00%	20.00%
Sponsor | Over-allotment option
Weighted average number of shares, common stock subject to repurchase or cancellation								2,500,000
Sponsor | Subsequent Event | Promissory Note
Outstanding amount of promissory note - related party										$ 334,600
Class A common stock
Stock issued during period, shares, new issues				2,050,000
Common stock, shares, issued					0	0	4,996,140	4,996,140	0		667,461,269
Common stock, shares, outstanding					0	0	4,996,140	4,996,140	0		667,461,269
Share price							$ 12.00	$ 12.00
Class A common stock | Sponsor
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)					$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days
Class B Common Stock
Stock issued during period, shares, new issues			17,250,000
Stock issued during period, value, new issues			$ 25,000
Effected common stock dividend share	0.1957
Common stock, shares, issued	27,500,000				27,500,000	27,500,000	27,500,000	27,500,000	27,500,000
Common stock, shares, outstanding	27,500,000				27,500,000	27,500,000	27,500,000	27,500,000	27,500,000
Weighted average number of shares, common stock subject to repurchase or cancellation					2,500,000
Class B Common Stock | Scenario, Forecast [Member]
Effected common stock dividend share	0.1957
Common stock, shares, outstanding	27,500,000
Class B Common Stock | Subsequent Event
Effected common stock dividend share	1
Common stock, shares, issued	27,500,000
Common stock, shares, outstanding	27,500,000